Statement of Change in Net Asset Available for Benefit (Statement) - Disney Hourly Savings and Investment Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in Net Assets [Abstract]
Net investment income	$ 239,842
Interest income on notes receivable from participants	3,702
Contributions
Increase from Participant Contribution	185,335
Increase from Employer Contribution	56,765
Contributions received, benefits paid and other, net	242,100
Deductions from net assets attributable to: [Abstract]
Benefits paid to participants	(141,609)
Administrative expenses	(526)
EBP, Change in Net Asset Available for Benefit, Decrease	(142,135)
Increase in net assets	$ 343,509